COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
COMMITMENTS
44	COMMITMENTS

The Group has entered into drydock and ballast water treatment contracts for some of its ships during the year. In terms of the agreements, the Group has committed to payments for these ships. The following has been authorised:

	2020	2019
	US$’000	US$’000

Due within 1 year	1,057	2,510

The expenditure will be financed out of cash resources from operations and bank loans.